Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended
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C000163811
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 9,475	$ 8,994	$ 8,852	$ 9,620	$ 9,639	$ 9,743	$ 9,307	$ 9,771	$ 9,781	$ 10,075	$ 9,696	$ 9,468		$ 9,672	$ 10,098	$ 10,234	$ 10,583	$ 11,057	$ 11,523	$ 11,639	$ 12,143	$ 12,182	$ 12,569	$ 12,744	$ 13,025	$ 13,237	$ 13,919	$ 13,297	$ 13,378	$ 13,508	$ 13,438	$ 13,167	$ 13,317	$ 13,217	$ 13,217	$ 11,903	$ 11,823	$ 11,189	$ 12,028	$ 12,269	$ 12,269	$ 12,584	$ 11,986	$ 12,626	$ 12,353	$ 12,196	$ 12,437	$ 12,793	$ 13,286	$ 13,909	$ 13,515	$ 12,418	$ 10,288	$ 11,396	$ 12,440	$ 12,567	$ 12,993	$ 13,750	$ 13,792	$ 13,366	$ 14,687	$ 15,716	$ 15,437	$ 15,684	$ 16,006	$ 16,865	$ 17,240	$ 16,983	$ 17,595	$ 18,088	$ 17,369	$ 17,960	$ 17,133	$ 17,891	$ 16,414	$ 15,937	$ 15,574	$ 14,358	$ 14,301	$ 12,722	$ 13,904	$ 12,813	$ 11,552	$ 12,098	$ 13,665	$ 13,376	$ 14,293	$ 13,800	$ 13,926	$ 14,282	$ 13,789	$ 14,133	$ 14,557	$ 13,938	$ 13,169	$ 12,561	$ 13,915	$ 14,936	$ 14,366	$ 14,482	$ 14,831	$ 14,249	$ 14,796	$ 14,424	$ 15,448	$ 15,821	$ 16,135	$ 14,994	$ 15,255	$ 14,606	$ 14,810	$ 14,870	$ 14,882	$ 15,700	$ 16,469	$ 16,926	$ 16,277	$ 16,878	$ 17,082	$ 16,650	$ 16,764
C000163813
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	949,347	935,342	1,015,371	1,018,372	1,029,376	983,359	1,033,377	1,034,378	1,065,389	1,025,374	1,001,366		1,023,364	1,068,482	1,082,838	1,120,778	1,171,024	1,220,243	1,232,548	1,286,895	1,289,972	1,332,014	1,350,471	1,381,234	1,404,023	1,477,249	1,410,391	1,419,942	1,433,738	1,426,309	1,398,717	1,414,636	1,404,023	1,404,023	1,265,001	1,256,511	1,190,442	1,279,530	1,305,143	1,305,143	1,338,551	1,276,189	1,344,119	1,315,166	1,298,462	1,324,074	1,363,051	1,416,504	1,482,575	1,441,770	1,323,890	1,097,196	1,215,077	1,327,290	1,340,892	1,387,364	1,467,840	1,472,374	1,428,169	1,569,852	1,679,888	1,650,115	1,676,453	1,711,952	1,804,706	1,843,640	1,817,303	1,882,574	1,936,395	1,859,672	1,922,653	1,834,479	1,916,243	1,759,493	1,707,243	1,669,574	1,539,556	1,533,481	1,364,579	1,492,167	1,375,515	1,239,422	1,298,963	1,466,649	1,436,510	1,534,817	1,481,977	1,496,723	1,534,817	1,481,977	1,518,842	1,565,538	1,499,181	1,416,849	1,351,720	1,497,952	1,607,604	1,546,350	1,560,101	1,597,604	1,535,099	1,595,103	1,555,101	1,665,108	1,706,361	1,738,863	1,617,605	1,645,636	1,575,774	1,597,768	1,605,530	1,606,824	1,694,798	1,778,891	1,828,054	1,758,192	1,824,172	1,846,166	1,799,591	1,811,235
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,618
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value	1,000,000	927,686	910,690	969,946	998,027	988,961	955,764	1,004,203	1,004,916	1,017,261	996,453	976,607		1,010,002	1,039,300	1,054,161	1,083,181	1,110,742	1,151,511	1,149,474	1,182,632	1,182,186	1,211,600	1,229,998	1,242,899	1,262,849	1,326,193	1,266,334	1,243,510	1,271,903	1,243,313	1,228,123	1,258,354	1,234,052	1,244,762	1,145,689	1,144,245	1,088,699	1,160,248	1,189,825	1,197,327	1,230,991	1,171,871	1,241,393	1,225,631	1,193,880	1,228,092	1,272,216	1,286,558	1,328,371	1,300,624	1,183,051	1,025,151	1,091,378	1,138,902	1,177,681	1,205,132	1,267,089	1,234,166	1,184,887	1,368,560	1,432,193	1,416,934	1,448,715	1,482,026	1,526,619	1,576,404	1,558,663	1,570,399	1,598,100	1,551,721	1,589,887	1,515,887	1,593,506	1,516,502	1,489,688	1,499,263	1,402,268	1,412,781	1,281,692	1,345,559	1,281,652	1,161,758	1,224,231	1,362,123	1,363,217	1,473,607	1,442,858	1,478,618	1,520,363	1,456,024	1,522,287	1,571,543	1,511,334	1,459,710	1,400,531	1,530,525	1,611,840	1,621,116	1,650,790	1,705,084	1,661,418	1,725,774	1,697,913	1,747,724	1,804,553	1,821,217	1,722,177	1,712,407	1,673,463	1,761,407	1,795,566	1,788,322	1,870,237	1,955,805	1,998,899	1,970,841	2,054,863	2,094,190	2,118,825	2,161,830
EATON VANCE Index: MSCI World ex USA Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World ex USA Small Cap Index
Accumulated Value	10,000	9,424	9,474	10,262	10,586	10,599	10,130	10,732	10,642	10,941	10,616	10,354		10,640	11,023	11,235	11,450	11,856	12,245	12,284	12,716	12,823	13,175	13,361	13,550	13,943	14,593	14,026	13,873	14,084	13,984	13,742	13,821	13,725	13,625	12,326	12,205	11,423	12,392	12,678	12,671	13,017	12,334	12,895	12,837	12,540	12,860	13,388	13,692	14,326	13,911	12,554	10,259	11,460	12,263	12,481	12,960	13,906	13,744	13,301	15,132	16,157	16,116	16,583	16,944	17,646	18,043	17,759	18,028	18,512	17,887	18,247	17,226	17,956	16,728	16,579	16,658	15,501	15,397	13,670	14,604	13,971	12,377	12,932	14,175	14,260	15,351	14,975	14,971	15,235	14,602	15,044	15,724	15,197	14,521	13,663	14,988	16,060	15,785	15,831	16,474	15,999	16,699	16,218	17,119	17,439	17,912	16,887	16,947	16,504	17,028	16,960	17,064	18,005	19,067	19,935	19,928	20,917	21,378	21,236	21,604
EATON VANCE Index: MSCI World ex USA Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World ex USA Small Cap Index
Accumulated Value	$ 1,000,000	$ 942,385	$ 947,402	$ 1,026,173	$ 1,058,575	$ 1,059,903	$ 1,013,001	$ 1,073,171	$ 1,064,175	$ 1,094,068	$ 1,061,602	$ 1,035,371		$ 1,064,039	$ 1,102,339	$ 1,123,511	$ 1,145,010	$ 1,185,560	$ 1,224,487	$ 1,228,383	$ 1,271,643	$ 1,282,342	$ 1,317,521	$ 1,336,140	$ 1,355,013	$ 1,394,268	$ 1,459,322	$ 1,402,614	$ 1,387,266	$ 1,408,396	$ 1,398,408	$ 1,374,245	$ 1,382,052	$ 1,372,515	$ 1,362,527	$ 1,232,643	$ 1,220,538	$ 1,142,299	$ 1,239,219	$ 1,267,763	$ 1,267,121	$ 1,301,738	$ 1,233,399	$ 1,289,454	$ 1,283,710	$ 1,253,984	$ 1,285,983	$ 1,338,784	$ 1,369,187	$ 1,432,560	$ 1,391,132	$ 1,255,406	$ 1,025,882	$ 1,145,959	$ 1,226,319	$ 1,248,132	$ 1,296,023	$ 1,390,560	$ 1,374,392	$ 1,330,060	$ 1,513,156	$ 1,615,658	$ 1,611,570	$ 1,658,267	$ 1,694,445	$ 1,764,611	$ 1,804,299	$ 1,775,895	$ 1,802,779	$ 1,851,206	$ 1,788,706	$ 1,824,738	$ 1,722,618	$ 1,795,589	$ 1,672,829	$ 1,657,900	$ 1,665,782	$ 1,550,109	$ 1,539,679	$ 1,367,018	$ 1,460,356	$ 1,397,128	$ 1,237,741	$ 1,293,199	$ 1,417,488	$ 1,425,977	$ 1,535,080	$ 1,497,471	$ 1,497,103	$ 1,523,483	$ 1,460,247	$ 1,504,370	$ 1,572,379	$ 1,519,697	$ 1,452,062	$ 1,366,337	$ 1,498,782	$ 1,606,001	$ 1,578,528	$ 1,583,125	$ 1,647,405	$ 1,599,865	$ 1,669,885	$ 1,621,773	$ 1,711,938	$ 1,743,944	$ 1,791,193	$ 1,688,730	$ 1,694,747	$ 1,650,384	$ 1,702,818	$ 1,696,038	$ 1,706,436	$ 1,800,548	$ 1,906,650	$ 1,993,508	$ 1,992,845	$ 2,091,700	$ 2,137,846	$ 2,123,614	$ 2,160,424